Corporate and Group Information - Schedule of Company’s Principal Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
CompareAsia Group Capital Limited [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Place of incorporation and business	Cayman Islands
Issued share capital	$ 0.01
Principal activities	Investment holding
CompareAsia Group Capital Limited [Member] | Direct Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct	100.00%
Percentage of equity attributable to the Company, Indirect	100.00%
CompareAsia Group Capital Limited [Member] | Indirect Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect
CompareAsia Group Limited [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Place of incorporation and business	Hong Kong
Issued share capital	$ 1
Principal activities	Investment holding and management services to group companies
CompareAsia Group Limited [Member] | Direct Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect
CompareAsia Group Limited [Member] | Indirect Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct	100.00%
Percentage of equity attributable to the Company, Indirect	100.00%
CAG Regional Limited [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Place of incorporation and business	Hong Kong
Issued share capital	$ 1
Principal activities	Provision of management and administrative services to group companies
CAG Regional Limited [Member] | Direct Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect
CAG Regional Limited [Member] | Indirect Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct	100.00%
Percentage of equity attributable to the Company, Indirect	100.00%
CAG Regional Singapore Pte. Ltd [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Place of incorporation and business	Singapore
Issued share capital	$ 2,059,066
Principal activities	Provision of information technology support and management services to group companies
CAG Regional Singapore Pte. Ltd [Member] | Direct Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect
CAG Regional Singapore Pte. Ltd [Member] | Indirect Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct	100.00%
Percentage of equity attributable to the Company, Indirect	100.00%
Compargo Malaysia Sdn. Bhd. [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Place of incorporation and business	Malaysia
Issued share capital	$ 500,000
Principal activities	Provision of administrative services to group companies
Compargo Malaysia Sdn. Bhd. [Member] | Direct Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect
Compargo Malaysia Sdn. Bhd. [Member] | Indirect Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct	100.00%
Percentage of equity attributable to the Company, Indirect	100.00%
Ekos Limited [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Place of incorporation and business	Hong Kong
Issued share capital	$ 1
Principal activities	Provision of business administration, software and technology services
Ekos Limited [Member] | Direct Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect
Ekos Limited [Member] | Indirect Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct	100.00%
Percentage of equity attributable to the Company, Indirect	100.00%
Ekos Inc. [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Place of incorporation and business	Philippines
Issued share capital	$ 10,000,000
Principal activities	Provision of business administration, software and technology services
Ekos Inc. [Member] | Direct Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect
Ekos Inc. [Member] | Indirect Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct	100.00%
Percentage of equity attributable to the Company, Indirect	100.00%
Ekos Pte. Ltd. [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Place of incorporation and business	Singapore
Issued share capital	$ 1
Principal activities	Provision of business administration, software and technology services
Ekos Pte. Ltd. [Member] | Direct Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect
Ekos Pte. Ltd. [Member] | Indirect Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct	100.00%
Percentage of equity attributable to the Company, Indirect	100.00%
MoneyGuru Philippines Corporation [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Place of incorporation and business	Philippines
Issued share capital	$ 9,200,000
Principal activities	Provision of financial comparison services via online platform
MoneyGuru Philippines Corporation [Member] | Direct Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect
MoneyGuru Philippines Corporation [Member] | Indirect Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct	100.00%
Percentage of equity attributable to the Company, Indirect	100.00%
MoneyHero Insurance Brokerage, Inc. [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Place of incorporation and business	Philippines
Issued share capital	$ 100,000,000
Principal activities	Provision of insurance brokerage services
MoneyHero Insurance Brokerage, Inc. [Member] | Direct Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect
MoneyHero Insurance Brokerage, Inc. [Member] | Indirect Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct	100.00%
Percentage of equity attributable to the Company, Indirect	100.00%
MoneyHero Insurance Brokers Limited [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Place of incorporation and business	Hong Kong
Issued share capital	$ 17,980,000
Principal activities	Provision of insurance brokerage services
MoneyHero Insurance Brokers Limited [Member] | Direct Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect
MoneyHero Insurance Brokers Limited [Member] | Indirect Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct	100.00%
Percentage of equity attributable to the Company, Indirect	100.00%
MoneyHero Global Limited [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Place of incorporation and business	Hong Kong
Issued share capital	$ 4,085,155
Principal activities	Provision of financial comparison services via online platform
MoneyHero Global Limited [Member] | Direct Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect
MoneyHero Global Limited [Member] | Indirect Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct	100.00%
Percentage of equity attributable to the Company, Indirect	100.00%
Singsaver Insurance Brokers Pte. Ltd. [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Place of incorporation and business	Singapore
Issued share capital	$ 1,860,001
Principal activities	Provision of insurance brokerage services
Singsaver Insurance Brokers Pte. Ltd. [Member] | Direct Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect
Singsaver Insurance Brokers Pte. Ltd. [Member] | Indirect Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct	100.00%
Percentage of equity attributable to the Company, Indirect	100.00%
Singsaver Pte. Ltd. [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Place of incorporation and business	Singapore
Issued share capital	$ 100,000
Principal activities	Provision of financial comparison services via online platform
Singsaver Pte. Ltd. [Member] | Direct Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect
Singsaver Pte. Ltd. [Member] | Indirect Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct	100.00%
Percentage of equity attributable to the Company, Indirect	100.00%
Seedly Pte. Ltd [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Place of incorporation and business	Singapore
Issued share capital	$ 2,950,181
Principal activities	An online platform specializing in personal finance community and product comparison
Seedly Pte. Ltd [Member] | Direct Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect
Seedly Pte. Ltd [Member] | Indirect Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct	100.00%
Percentage of equity attributable to the Company, Indirect	100.00%
Money101 Limited [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Place of incorporation and business	Taiwan
Issued share capital	$ 5,000,000
Principal activities	Provision of financial comparison services via online platform
Money101 Limited [Member] | Direct Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect
Money101 Limited [Member] | Indirect Equity [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of equity attributable to the Company, Direct	100.00%
Percentage of equity attributable to the Company, Indirect	100.00%